SPECIAL (GAINS) AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring Activities
Special (gains) and charges

(millions)	2019	2018	2017
Cost of sales
Restructuring activities	$20.4	$5.4	$4.6
Acquisition and integration activities	7.6	(0.6)	13.2
Other	10.5	-	-
Cost of sales subtotal	38.5	4.8	17.8

Special (gains) and charges
Restructuring activities	93.2	75.9	39.9
Acquisition and integration activities	5.6	8.8	15.4
Gain on sale of business	-	-	(46.1)
Venezuela related gain	-	-	(2.8)
Other	21.4	28.0	(1.4)
Special (gains) and charges subtotal	120.2	112.7	5.0

Operating income subtotal	158.7	117.5	22.8

Interest expense, net	0.2	0.3	21.9
Other (income) expense	9.5	-	-

Total special (gains) and charges	$168.4	$117.8	$44.7

Restructuring activity

	Employee
	Termination	Asset
(millions)	Costs	Disposals	Other	Total
2018 Activity
Recorded expense	$80.2	$-	$4.2	$84.4
Net cash payments	(22.2)	-	(1.1)	(23.3)
Non-cash charges	-	-	-	-
Effect of foreign currency translation	(0.5)	-	-	(0.5)
Restructuring liability, December 31, 2018	57.5	-	3.1	60.6

2019 Activity
Recorded expense	102.3	0.2	10.5	113.0
Net cash payments	(65.3)	1.2	(10.1)	(74.2)
Non-cash charges	-	(1.4)	(2.0)	(3.4)
Effect of foreign currency translation	(0.5)	-	-	(0.5)
Restructuring liability, December 31, 2019	$94.0	$-	$1.5	$95.5